UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7193

                      (Investment Company Act File Number)


                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  08/31/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                  CORPORATE BONDS--27.5%
                  BASIC INDUSTRY - CHEMICALS--0.4%
  $   100,000     Praxair, Inc., 6.375%, 4/1/2012                                                                       $    105,970
                  BASIC INDUSTRY - METALS & MINING--0.6%
       50,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                                  50,029
      100,000 1,2  Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                                              100,989
                     TOTAL                                                                                                   151,018
                  BASIC INDUSTRY - PAPER--0.2%
       50,000     International Paper Co., Note, 6.50%, 11/15/2007                                                            50,621
                  CAPITAL GOODS - AEROSPACE & DEFENSE--2.2%
       50,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                                49,181
      100,000     Boeing Co., Note, 5.125%, 2/15/2013                                                                        100,776
      250,000     General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010                                                         246,542
      100,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                               101,263
      100,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                            97,419
                     TOTAL                                                                                                   595,181
                  CAPITAL GOODS - BUILDING MATERIALS--0.4%
      100,000     CRH America, Inc., 5.30%, 10/15/2013                                                                        98,593
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.7%
      100,000     Emerson Electric Co., Unsecd. Note, 5.75%, 11/1/2011                                                       103,207
       20,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                    21,156
       55,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                                 58,109
                     TOTAL                                                                                                   182,472
                  CAPITAL GOODS - ENVIRONMENTAL--0.2%
       50,000     Waste Management, Inc., 7.375%, 8/1/2010                                                                    53,723
                  COMMUNICATIONS - MEDIA & CABLE--0.5%
       50,000     Comcast Corp., 7.125%, 6/15/2013                                                                            54,552
       20,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                          21,219
       50,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                                   49,241
                     TOTAL                                                                                                   125,012
                  COMMUNICATIONS - MEDIA NONCABLE--0.6%
       50,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                        53,639
       50,000     Clear Channel Communications, Inc., 3.125%, 2/1/2007                                                        49,815
       50,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                      59,504
                     TOTAL                                                                                                   162,958
                  COMMUNICATIONS - TELECOM WIRELESS--0.2%
       50,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                          49,778
                  COMMUNICATIONS - TELECOM WIRELINES--1.1%
       50,000     Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                                                 49,645
       40,000     Embarq Corp., 6.738%, 6/1/2013                                                                              41,617
      100,000     Telefonica SA, Sr. Note, 5.984%, 6/20/2011                                                                 103,045
      100,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                                98,550
                     TOTAL                                                                                                   292,857
                  CONSUMER CYCLICAL - AUTOMOTIVE--1.3%
      160,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                       157,228
      100,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                         100,108
      110,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                         111,008
                     TOTAL                                                                                                   368,344
                  CONSUMER CYCLICAL - ENTERTAINMENT--0.8%
      100,000     AOL Time Warner, Inc., 6.15%, 5/1/2007                                                                     100,285
       10,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                        10,076
      100,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                    102,589
                     TOTAL                                                                                                   212,950
                  CONSUMER CYCLICAL - RETAILERS--1.0%
       25,000     CVS Corp., Sr. Note, 5.75%, 8/15/2011                                                                       25,614
       50,000     Home Depot, Inc., 5.40%, 3/1/2016                                                                           49,938
      100,000     Target Corp., 5.875%, 3/1/2012                                                                             104,129
      100,000     Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011                                                      97,128
                     TOTAL                                                                                                   276,809
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.4%
       60,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                                   61,237
       60,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                        63,739
                     TOTAL                                                                                                   124,976
                  CONSUMER NON-CYCLICAL HEALTH CARE--1.1%
      100,000     Anthem, Inc., 6.80%, 8/1/2012                                                                              107,681
      100,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                          97,893
       60,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                              59,011
       50,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                    47,650
                     TOTAL                                                                                                   312,235
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS--1.1%
      100,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                                                     98,387
      100,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                                111,961
      100,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                       101,550
                     TOTAL                                                                                                   311,898
                  CONSUMER NON-CYCLICAL TOBACCO--0.2%
       50,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                       50,440
                  ENERGY - INDEPENDENT--0.4%
       50,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                           48,034
       20,000 1,2 Pemex Project Funding Master, 5.75%, 12/15/2015                                                             19,910
       50,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                         56,165
                     TOTAL                                                                                                   124,109
                  ENERGY - INTEGRATED--0.6%
      100,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                                                     102,321
       70,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                          70,684
                     TOTAL                                                                                                   173,005
                  FINANCIAL INSTITUTION - BANKING--3.8%
       50,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                            50,885
      100,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                      102,280
      100,000     Citigroup, Inc., Unsecd. Note, 4.125%, 2/22/2010                                                            97,806
       70,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                            71,466
       50,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                        49,706
      100,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                               98,026
       30,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                                            30,385
      100,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                            100,599
       50,000     Popular North America, Inc., 5.65%, 4/15/2009                                                               50,527
      100,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                          98,311
      100,000     Wachovia Corp., 4.375%, 6/1/2010                                                                            98,395
       50,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                        53,418
      100,000     Wells Fargo & Co., 4.20%, 1/15/2010                                                                         97,837
       50,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                                 50,250
                     TOTAL                                                                                                 1,049,891
                  FINANCIAL INSTITUTION - BROKERAGE--2.9%
      100,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                       98,265
      100,000     Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                    96,408
      100,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                                  98,110
      100,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                                106,898
      100,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                           103,476
      100,000     Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009                                                    102,249
      100,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                                      97,462
      100,000     Nuveen Investments, 5.00%, 9/15/2010                                                                        99,036
                     TOTAL                                                                                                   801,904
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--2.0%
      100,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                              99,157
      100,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                        103,102
      150,000     General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013                                           153,536
       50,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                         49,681
       50,000     Residential Capital Corp., 6.00%, 2/22/2011                                                                 50,727
      100,000     SLM Corp., Note, 4.00%, 1/15/2010                                                                           96,932
                     TOTAL                                                                                                   553,135
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
       15,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                       15,370
                  FINANCIAL INSTITUTION - INSURANCE - P&C--0.5%
       30,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                     31,310
       50,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                                  50,450
       50,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                       50,851
                     TOTAL                                                                                                   132,611
                  FINANCIAL INSTITUTION - REITS--0.7%
       40,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                    40,967
       40,000     Health Care Property Investors, Inc., 5.95%, 9/15/2011                                                      40,807
       50,000     Prologis, Note, 5.25%, 11/15/2010                                                                           50,080
       50,000     Simon Property Group, Inc., Note, 4.875%, 8/15/2010                                                         49,735
                     TOTAL                                                                                                   181,589
                  FOREIGN-LOCAL-GOVERNMENT--0.4%
      100,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                   104,377
                  TECHNOLOGY--0.6%
      100,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                                101,235
       50,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                                  50,641
       20,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                                 19,963
                     TOTAL                                                                                                   171,839
                  TRANSPORTATION - AIRLINES--0.4%
      100,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                    105,518
                  TRANSPORTATION - RAILROADS--0.4%
       50,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                       48,881
       55,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                              58,574
                     TOTAL                                                                                                   107,455
                  UTILITY - ELECTRIC--1.4%
       20,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                                 20,396
       50,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                              48,825
      100,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                             104,753
      100,000     Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                                106,472
       50,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                                        52,746
       50,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                         54,625
                     TOTAL                                                                                                   387,817
                  UTILITY - NATURAL GAS DISTRIBUTOR--0.3%
      100,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                       96,661
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $7,470,588)                                                    7,531,116
                  CORPORATE NOTES--0.4%
                  COMMUNICATIONS - TELECOM WIRELINES--0.4%
      100,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $98,067)                                   98,059
                  MORTGAGE-BACKED SECURITIES--4.0%
      246,528     Federal Home Loan Mortgage Corp., Pool A50410, 6.00%, 7/1/2036                                             249,272
      242,611     Federal Home Loan Mortgage Corp., Pool J01698, 4.50%, 4/1/2021                                             235,850
      610,219     Federal National Mortgage Association, Pool 697742, 6/1/2033                                               598,466
          462     Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017                                        498
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,089,974)                                         1,084,086
                  GOVERNMENT AGENCIES--18.5%
    1,500,000     Federal Home Loan Mortgage Corp., Note, 5.00%, 10/18/2010                                                1,493,758
      700,000     Federal National Mortgage Association, Note, 5.00%, 3/23/2012                                              691,819
    1,000,000     Federal National Mortgage Association, Note, 5.00%, 9/14/2012                                              985,839
      600,000     Federal National Mortgage Association, Note, 5.00%, 3/11/2013                                              590,949
      500,000     Federal National Mortgage Association, Note, 5.55%, 9/10/2015                                              496,145
      800,000     Federal National Mortgage Association, Note, (Series MTN), 6.80%, 8/27/2012                                808,757
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,114,216)                                                5,067,267
                  COLLATERALIZED MORTGAGE OBLIGATIONS--4.7%
      197,889     Federal Home Loan Mortgage Corp. REMIC 2844 MW, 5.50%, 12/15/2019                                          196,792
      495,594     Federal Home Loan Mortgage Corp. REMIC 2783 YC, 5.00%, 4/15/2024                                           482,035
      625,526     Federal Home Loan Mortgage Corp. REMIC 3037 QW, 5.00%, 5/15/2033                                           620,068
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                       (IDENTIFIED           1,298,895
                     COST $1,312,277)
                  U.S. TREASURY--39.9%
      511,200     U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011                                                  513,961
    1,750,000     United States Treasury Note, 2.625%, 3/15/2009                                                           1,678,253
    3,000,000     United States Treasury Note, 3.50%, 2/15/2010                                                            2,912,725
    2,300,000     United States Treasury Note, 3.875%, 2/15/2013                                                           2,231,918
    1,950,000     United States Treasury Note, 4.75%, 3/31/2011                                                            1,972,137
    1,600,000     United States Treasury Note, 4.875%, 2/15/2012                                                           1,633,937
                     TOTAL U.S. TREASURY (IDENTIFIED COST $10,824,952)                                                    10,942,931
                  MUTUAL FUND-4.0%3
      109,849     Federated Mortgage Core Portfolio (IDENTIFIED COST $1,069,149)                                           1,094,102
                  REPURCHASE AGREEMENT--1.6%
      454,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which Credit           454,000
                  Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358. (AT COST)
                     TOTAL INVESTMENTS-100.6%                                                                             27,570,456
                      (IDENTIFIED COST $27,433,223)4
                     OTHER ASSETS AND LIABILITIES---NET-(0.6%)                                                             (165,364)
                     TOTAL NET ASSETS---100%                                                                            $ 27,405,092



1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $785,818, which represented 2.9% of total net assets.


2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At November 30, 2006, these liquid restricted securities amounted to $785,818, which represented 2.9% of total net assets.

3    Affiliated issuer.

4 At November 30, 2006, the cost of investments for federal tax purposes was $27,433,223. The net unrealized appreciation of investments for federal tax purposes was $137,233. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $224,858 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,625.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other-fixed income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees has approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.




Note:          The categories of investments are shown as a percentage of total net assets at November 30, 2006.


The following acronyms are used throughout this portfolio:

 MTN   --Medium Term Note
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007